Investments subject to significant influence: - Additional information (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Aug. 27, 2021	Jul. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Investments subject to significant influence
Purchase of shares			$ 3,601	$ 870		$ 5,318
Carrying value of the investment derecognized					$ 2,998	464
Sama Resources Inc [Member]
Investments subject to significant influence
Ownership percentage in outstanding common shares				22.80%	23.10%
Sama Resources Inc [Member] | Carried at fair value
Investments subject to significant influence
Purchase of shares			0			5,318
Carrying value of the investment derecognized						$ 464
Fjordland
Investments subject to significant influence
Ownership percentage in outstanding common shares				18.80%	27.90%
Fjordland | Carried at fair value
Investments subject to significant influence
Purchase of shares			0
SNC
Investments subject to significant influence
Maximum equity interest can be earned				60.00%
Purchase of shares	$ 870,000
SNC | Equity Method
Investments subject to significant influence
Maximum equity interest can be earned	30.00%
Purchase of shares			$ 3,601	$ 870
CMH
Investments subject to significant influence
Ownership percentage in outstanding common shares						50.10%	50.10%
CMH & Omnisom
Investments subject to significant influence
Ownership percentage in outstanding common shares						50.10%
Percentage of outstanding common shares acquired							100.00%
Carrying value of the investment derecognized		$ 1,000
CMH & Omnisom | Equity Method
Investments subject to significant influence
Carrying value of the investment derecognized					$ 2,998